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                                                     |      OMB APPROVAL       |
                     UNITED STATES                   |-------------------------|
           SECURITIES AND EXCHANGE COMMISSION        |OMB NUMBER:     3235-0456|
                Washington, D.C. 20549               |Expires:    July 31, 2006|
                                                     |Estimated average burden |
                                                     |hours per response......2|
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                       FORM 24F-2
            Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2



 Read instructions at end of Form before preparing Form. Please print or type.


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 1.   Name and address of issuer:

      CIGNA Funds Group
      2223 Washington Street
      3 Newton Executive Park
      Suite 200
      Newton, MA 02462

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 2.   The Name  of  each series or class  of  securities for which  this Form is filed (If  the  Form  is  being  filed  for  all  series  and  classes  of securities  of  the  issuer, check  the  box but  do  not  list series  or
      classes):                                                    [X]



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 3.   Investment Company Act File Number:

      811-1646

      Securities Act File Number:

      2-29020
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 4(a).Last day of fiscal year for which this Form is filed:

      12/31/2003

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 4(b).[ ]  Check  box  if  this Form  is  being filed  late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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 4(c).[ ] Check box if this is the last time the issuer will be filing this
          Form.




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         Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB Control number.


SEC 2393 (6-02)

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 5.  Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year pursuant                $3,144,250,398.14
           to section 24(f):                                    ----------------

     (ii)  Aggregate price of securities
           redeemed or repurchased during       $2,839,969,828.97
           the fiscal year:                      ----------------

     (iii) Aggregate price of securities
           redeemed or repurchased during
           any PRIOR fiscal year ending no
           earlier than October 11, 1995
           that were not previously used
           to reduce registration fees          $              0.
           payable to the Commission:            ----------------

     (iv)  Total available redemption
           credits [add Items 5(ii) and                       -$2,839,969,828.97
           5(iii)]:                                             ----------------

     (v)   Net sales -- if Item 5(i) is
           greater than Item 5(iv) [subtract                   $  304,280,569.17
           Item 5(iv) from Item 5(i)]:                          ----------------

    |------------------------------------------------------------|
    |                                           $ (    0    )    |
    |(vi)  Redemption credits available for      -------------   |
    |      use in future years -- if Item 5(i)                   |
    |      is less than Item 5(iv) [subtract                     |
    |      Item 5(iv) from Item 5(i)]:                           |
    |                                                            |
    |------------------------------------------------------------|

     (vii) Multiplier for determining
           registration fee (See Instruction                      x     .0001267
           C.9):                                                   -------------

     (viii)Registration fee due [multiply
           Item 5(v) by Item 5(vii)] (enter                      =$    38,552.35
           "0" if no fee is due):                                  =============


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 6.  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.
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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                 +$            0
                                                                   -------------


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 8.  Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                 =$    38,552.35
                                                                   =============

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 9.  Date  the  registration  fee  and  any interest payment  was  sent  to  the
     Commission's lockbox depository:

     March 15, 2004

         Method of Delivery:

                         [X]  Wire Transfer
                         [ ]  Mail or other means
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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                         CIGNA Funds Group


     By (Signature and Title)*           /s/ Alfred A. Bingham III
                                         -------------------------------------
                                         Alfred A. Bingham III
                                         Its: Vice President and Treasurer
                                         -------------------------------------

     Date   March 17, 2004
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 *Please print the name and title of the signing officer below the signature.